AB Large Cap Value Fund

Portfolio of Investments

February 28, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 100.0%
Financials – 18.1%
Banks – 6.8%
Bank of America Corp.	279,260	$13,915,526
First Citizens BancShares, Inc./NC - Class A	1,759	3,338,846
M&T Bank Corp.	23,216	5,037,408
Wells Fargo & Co.	129,919	10,581,902

		32,873,682

Capital Markets – 6.1%
Charles Schwab Corp. (The)	118,358	11,267,682
CME Group, Inc.	25,353	8,100,284
Jefferies Financial Group, Inc.	76,508	3,396,955
Morgan Stanley	38,899	6,477,072

		29,241,993

Financial Services – 2.0%
Berkshire Hathaway, Inc. - Class B(a)	9,093	4,591,510
Corebridge Financial, Inc.	197,757	5,110,041

		9,701,551

Insurance – 3.2%
Everest Group Ltd.	22,984	7,710,902
Willis Towers Watson PLC	25,826	7,881,321

		15,592,223

		87,409,449

Industrials – 14.5%
Aerospace & Defense – 5.1%
Hexcel Corp.(b)	94,097	8,721,851
RTX Corp.	77,286	15,659,689

		24,381,540

Air Freight & Logistics – 1.0%
CH Robinson Worldwide, Inc.	26,466	4,902,826

Building Products – 1.4%
Carrier Global Corp.	107,112	6,898,013

Electrical Equipment – 1.7%
Eaton Corp. PLC	21,641	8,135,285

Machinery – 5.3%
CNH Industrial NV	528,431	6,499,701
Deere & Co.	18,807	11,842,956
PACCAR, Inc.	57,230	7,216,131

		25,558,788

		69,876,452

Health Care – 12.5%
Health Care Equipment & Supplies – 1.5%
Medtronic PLC	73,423	7,170,490

Health Care Providers & Services – 5.1%
Encompass Health Corp.	43,240	4,664,732
Labcorp Holdings, Inc.	34,125	9,866,220
UnitedHealth Group, Inc.	34,619	10,152,714

		24,683,666

Company	Shares	U.S. $ Value

Life Sciences Tools & Services – 1.7%
ICON PLC(a)	23,931	$2,587,898
Thermo Fisher Scientific, Inc.	10,836	5,646,748

		8,234,646

Pharmaceuticals – 4.2%
Johnson & Johnson	23,859	5,927,291
Merck & Co., Inc.	115,773	14,335,013

		20,262,304

		60,351,106

Information Technology – 9.6%
Communications Equipment – 1.0%
F5, Inc.(a)	18,208	4,940,923

Semiconductors & Semiconductor Equipment – 4.4%
Lam Research Corp.	61,055	14,280,154
NXP Semiconductors NV	31,240	7,091,792

		21,371,946

Software – 1.7%
Gen Digital, Inc.	195,088	4,403,136
Oracle Corp.	25,538	3,713,226

		8,116,362

Technology Hardware, Storage & Peripherals – 2.5%
Sandisk Corp./DE(a)	9,673	6,145,837
Western Digital Corp.	20,644	5,774,127

		11,919,964

		46,349,195

Consumer Discretionary – 8.6%
Broadline Retail – 0.8%
Amazon.com, Inc.(a)	18,036	3,787,560

Hotels, Restaurants & Leisure – 1.9%
McDonald’s Corp.	26,950	9,191,567

Specialty Retail – 5.9%
AutoZone, Inc.(a)	3,031	11,383,163
Bath & Body Works, Inc.	223,165	5,079,235
Lowe’s Cos., Inc.	46,106	12,198,265

		28,660,663

		41,639,790

Communication Services – 8.6%
Entertainment – 3.0%
Walt Disney Co. (The)	134,912	14,306,068

Interactive Media & Services – 4.1%
Alphabet, Inc. - Class C	55,705	17,348,208
Meta Platforms, Inc. - Class A	3,909	2,533,736

		19,881,944

Company	Shares	U.S. $ Value

Wireless Telecommunication Services – 1.5%
T-Mobile US, Inc.	34,035	$7,388,658

		41,576,670

Consumer Staples – 7.6%
Beverages – 1.5%
Coca-Cola Co. (The)	91,315	7,447,651

Consumer Staples Distribution & Retail – 6.1%
Dollar Tree, Inc.(a)	53,367	6,749,858
US Foods Holding Corp.(a)	66,262	6,401,572
Walmart, Inc.	125,929	16,112,616

		29,264,046

		36,711,697

Energy – 6.6%
Energy Equipment & Services – 1.2%
Baker Hughes Co.	91,322	5,959,674

Oil, Gas & Consumable Fuels – 5.4%
EOG Resources, Inc.	79,747	9,895,008
Exxon Mobil Corp.	106,434	16,231,185

		26,126,193

		32,085,867

Materials – 5.6%
Chemicals – 2.1%
Corteva, Inc.	123,981	9,933,358

Construction Materials – 1.9%
Eagle Materials, Inc.	40,700	9,108,660

Metals & Mining – 1.6%
Reliance, Inc.	24,854	7,844,916

		26,886,934

Utilities – 4.4%
Electric Utilities – 2.6%
American Electric Power Co., Inc.	92,632	12,396,014

Multi-Utilities – 1.8%
Ameren Corp.	77,883	8,822,586

		21,218,600

Real Estate – 3.9%
Health Care REITs – 0.9%
American Healthcare REIT, Inc.	81,256	4,244,813

Hotel & Resort REITs – 0.7%
Ryman Hospitality Properties, Inc.	36,002	3,555,198

Office REITs – 0.6%
COPT Defense Properties	95,257	3,027,267

Specialized REITs – 1.7%
Digital Realty Trust, Inc.	29,224	5,178,493
Extra Space Storage, Inc.	19,833	2,995,378

		8,173,871

		19,001,149

Total Common Stocks (cost $337,898,940)		483,106,909

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.0%
Investment Companies – 0.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.53%(c) (d) (e) (cost $195,622)	195,622	$195,622

Total Investments – 100.0% (cost $338,094,562)(f)		483,302,531
Other assets less liabilities – 0.0%		(160,888)

Net Assets – 100.0%		$483,141,643

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	Affiliated investments.
(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)

As of February 28, 2026, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $154,891,897 and gross unrealized depreciation of investments was $(9,683,928), resulting in net unrealized appreciation of $145,207,969.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

REIT – Real Estate Investment Trust

AB Large Cap Value Fund

February 28, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$483,106,909	$—	$—	$483,106,909
Short-Term Investments	195,622	—	—	195,622

Total Investments in Securities	483,302,531	—	—	483,302,531
Other Financial Instruments(b)	—	—	—	—

Total	$483,302,531	$—	$—	$483,302,531

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2026 is as follows:

Fund	Market Value 11/30/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$439	$19,937	$20,180	$196	$9